Note 5 - Fair Value Measurements and Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	September 30, 2018	Level 1	Level 2	Level 3
Assets

High interest savings account	$1,237	$-	$1,237	-
United Sates treasury bills	8,979	-	8,979	-
Guaranteed investment certificates, Royal Bank of Canada	4,558	-	4,558	-

	$14,774	$-	$14,774	$-
	December 31, 2017	Level 1	Level 2	Level 3

Assets		$0	$0	$0

Canadian provincial promissory notes	2,003	-	2,003	-
Commercial Notes	1,999		1,999
Guaranteed income certificates, Royal Bank of Canada	4,202	-	4,202	-
	8,204	$-	$8,204	$-